Annual Total Returns (Vanguard Balanced Index Fund - Signal Shares Signal) (Vanguard Balanced Index Fund, Vanguard Balanced Index Fund - Signal Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Annual Total Return
2013	18.10%
2012	11.49%
2011	4.31%
2010	13.25%
2009	20.17%
2008	(22.12%)
2007	6.29%